Operations and principal activities - Reorganization (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2019 USD ($) Vote $ / shares shares	May 31, 2019 CNY (¥) Vote shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) shares
Operations and principal activities
Authorized shares (in shares)						850,000,000	850,000,000
Authorized share capital | $						$ 425
VIEs and VIEs Subsidiaries
Operations and principal activities
Banking Regulation, Total Capital, Actual | ¥							¥ 4,547		¥ 4,547
Service fee paid to WOFE | ¥			¥ 264,100	¥ 264,000	¥ 826,500
IPO
Operations and principal activities
Proceeds from Issuance of Common Stock	$ 187,500	¥ 1,267,000
Common Class A [member]
Operations and principal activities
Authorized shares (in shares)						750,000,000	750,000,000		750,000,000
Par value (in dollars per share) | $ / shares						$ 0.0005		$ 0.0005
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)	11,500,000	11,500,000
Number of shares redesignated	66,613,419	66,613,419
Number of votes per share | Vote	1	1
Common Class A [member] | IPO
Operations and principal activities
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)	11,500,000	11,500,000
Common Class B [Member]
Operations and principal activities
Authorized shares (in shares)						20,000,000	20,000,000		20,000,000
Par value (in dollars per share) | $ / shares						$ 0.0005		$ 0.0005
Number of shares redesignated	12,000,000	12,000,000
Number of votes per share | Vote	30	30
Ordinary shares, undesignated
Operations and principal activities
Authorized shares (in shares)						80,000,000	80,000,000
Par value (in dollars per share) | $ / shares						$ 0.0005
ADS | IPO
Operations and principal activities
Issuance of Class A ordinary shares upon the completion of IPO, net of issuance cost (in shares)	14,950,000	14,950,000
Share Price | $ / shares	$ 13.80